Other Accounts Payables (Details) - Schedule of other accounts payables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts payables [Abstract]
Employees and payroll accruals	$ 6,348	$ 7,031
Government grants	207	222
Accrued Expenses and Others	587	294
Total Other Accounts Payables	$ 7,142	$ 7,547